Document and Entity Information	Jan. 29, 2025
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2024
Registrant Name	Fidelity Puritan Trust
Central Index Key	0000081205
Investment Company Type	N-1A
Amendment Flag	false